Changes in Liabilities from Financing Activities - Schedule of Changes in Liabilities from Financing Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		$ 16,895,974		$ 39,565,520	$ 27,389,062
Cash inflow from financing activities		16,313,048		4,508,782	7,206,746
Cash outflow from financing activities		(10,380,451)		(3,930,688)	(3,118,944)
Interest paid	[1]	(66,640)		(42,419)	(12,586)
Payment of contingent consideration	[2]			(400,000)	(300,000)
Gain Loss on valuation of financial liabilities at fair value through profit or loss		676,564		(5,480,914)	8,054,506
Preferred shares conversion				(26,911,070)
Acquisition through business combinations		4,882,211	[3]	9,654,208	91,255
Changes in other non-cash items		(2,370,544)	[4],[5]	66,641	829,716
Effects of foreign currency exchange		(1,288,554)		(134,086)	(574,235)
Ending balance		24,661,608		16,895,974	39,565,520
Short-Term Borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		5,250,233		976,880	1,083,815
Cash inflow from financing activities		1,861,076		1,397,615	1,005,059
Cash outflow from financing activities		(4,323,616)		(320,718)	(1,005,059)
Interest paid	[1]
Payment of contingent consideration	[2]
Gain Loss on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations			[3]	3,239,093
Changes in other non-cash items		(1,402,583)	[4],[5]
Effects of foreign currency exchange		(309,206)		(42,637)	(106,935)
Ending balance		1,075,904		5,250,233	976,880
Financial Liabilities at Fair Value Through Profit or Loss [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		60,664		32,853,324	22,454,885
Cash inflow from financing activities		6,475,471			2,199,999
Cash outflow from financing activities
Interest paid	[1]				0
Payment of contingent consideration	[2]			(400,000)	(300,000)
Gain Loss on valuation of financial liabilities at fair value through profit or loss		676,564		(5,480,914)	8,054,506
Preferred shares conversion				(26,911,070)
Acquisition through business combinations		4,612,649	[3]
Changes in other non-cash items		(2,522,580)	[4],[5]		472,000
Effects of foreign currency exchange		(2,681)		(676)	(28,066)
Ending balance		9,300,087		60,664	32,853,324
Long-Term Borrowings (Including Current Portion) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		5,492,681		5,024,999	3,031,264
Cash inflow from financing activities		7,857,361		3,083,996	4,001,688
Cash outflow from financing activities		(5,055,675)		(2,827,853)	(1,739,984)
Interest paid	[1]
Payment of contingent consideration	[2]
Gain Loss on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations		269,437	[3]	210,333	91,255
Changes in other non-cash items		902,583	[4],[5]
Effects of foreign currency exchange		(435,192)		1,206	(359,224)
Ending balance		9,031,195		5,492,681	5,024,999
Lease Liabilities [Mmeber]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		5,960,789		710,317	819,098
Cash inflow from financing activities
Cash outflow from financing activities		(1,001,160)		(782,117)	(373,901)
Interest paid	[1]	(66,640)		(42,419)	(12,586)
Payment of contingent consideration	[2]
Gain Loss on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations			[3]	6,098,825
Changes in other non-cash items		652,036	[4],[5]	66,641	357,716
Effects of foreign currency exchange		(541,472)		(90,458)	(80,010)
Ending balance		5,003,553		5,960,789	710,317
Guarantee deposits (shown as other non-current liabilities) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		131,607
Cash inflow from financing activities		119,140		27,171
Cash outflow from financing activities
Interest paid	[1]
Payment of contingent consideration	[2]
Gain Loss on valuation of financial liabilities at fair value through profit or loss
Preferred shares conversion
Acquisition through business combinations		125	[3]	105,957
Changes in other non-cash items			[4],[5]
Effects of foreign currency exchange		(3)		(1,521)
Ending balance		$ 250,869		$ 131,607

[1]	presented in cashflows from operating activities.
[2]	presented in cashflows from investing activities.
[3]	financial liabilities at fair value through profit or loss that were acquired through business combination in 2024 includes Green Quest acquisition contingent consideration ($1,440,519) and the 2024 Sponsor Promissory Notes ($2,562,102) and warrants ($610,028) that were issued related to the Merger with Blue Ocean.
[4]	Changes in other non-cash items for financial liabilities at fair value through profit or loss is due to convertibles notes that were converted into the Company’s ordinary shares during the period.
[5]	Changes in other non-cash items for short-term borrowings include reclassification of short-term borrowing to long-term borrowing ($3,022,580) due to contract extension and termination of short-term borrowing excluding accumulated interest ($500,000) in exchange for convertible promissory notes.